American Century
Fund Profile

International Growth Fund

[photo of woman sitting on bench, photo of hand holding pencil]

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

August 1, 2001
Investor Class

[american century logo and text logo (reg. sm)]

INTERNATIONAL GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    International Growth seeks capital growth by investing primarily in foreign equity securities of issuers in  developed countries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a growth investment strategy developed by American
    Century to invest in stocks of  foreign companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only  growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and  revenue growth have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks to buy for the fund.
    This means that they first look to invest in strong, growing companies, rather than investing in any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth, and sell the stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations,  and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested, regardless of the movement of the market generally.

    International Growth's assets will be primarily invested in equity securities of companies in developed countries. The fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland,
    France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
    Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
    Switzerland, the United Kingdom and the United States.

    Additional information about International Growth's  investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of International Growth's shares depends on
    the value of the stocks and other securities it owns. The value of the individual securities that the fund owns  will go up and down depending on the performance  of the companies that issued them, general market and economic conditions, and investor confidence.

    *  As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in  the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets; and

International Growth                               American Century Investments

    regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on a change in the exchange rate between the fund's foreign currencies and the U.S. dollar.

    In summary, International Growth is intended for investors who find foreign securities an appropriate investment and who are willing to accept the risk associated with the fund's investment strategy. An investment in the fund is not appro-priate for investors who are unable to tolerate fluctuations in the value of their investment.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of International
    Growth's Investor Class shares for each full  calendar year since the fund's inception on May 9, 1991.  The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

        [data from bar chart]

        Calendar Year-By-Year Returns(1)
        1999         64.44%
        1998         19.01%
        1997         19.72%
        1996         14.43%
        1995         11.89%
        1994         -4.76%
        1993         42.65%
        1992          4.84%

        (1) As of June 30, 2001, the end of the most recent calendar quarter,
        International Growth's year-to-date return was -18.85%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    International Growth      48.19% (4Q 1999)        -17.94% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Morgan Stanley Capital
    International Europe, Australia, Far East (EAFE) Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.
                                 1 YEAR     5 YEARS   10 YEARS   LIFE OF FUND(1)
    AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 2001)
      International Growth      -27.49%     11.52%     12.74%       12.31%
      MSCI EAFE Index           -23.84%      2.83%      6.35%        5.56%(2)

      (1) The inception date for International Growth is May 9, 1991.

      (2) Since April 30, 1991, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        Management Fee                                     1.20%(1)
        Distribution and Service (12b-1) Fees              None
        Other Expenses                                     0.00%(2)
        Total Annual Fund Operating Expenses               1.20%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

International Growth                                           Fund Profile

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year        3 years       5 years         10 years
                   $122           $380          $657            $1,447

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the International Growth team:

    HENRIK STRABO, Chief Investment Officer - International Equities, has been a member of the team that manages International Growth since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to
    Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

    MARK S. KOPINSKI, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages International Growth since rejoining
    American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from
    June 1995 to March 1997. Prior to 1995, he served as Vice President and a member  of the team that managed International Growth and International
    Discovery. He has a bachelor's degree in  business administration from
    Monmouth College and an MA in Asian studies from the University of Illinois.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance  falls below this account minimum, your shares may be  redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in International Growth for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    International Growth pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two.
    Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

International Growth                          American Century Investments

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

International Growth                                           Fund Profile

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM              [graphic of arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS 1-800-345-3533

SH-PRF-26043  0108                 American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation

American Century
Fund Profile

Global Growth Fund

[photo of woman sitting on bench, photo of hand holding pencil]

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

August 1, 2001
Investor Class

[american century logo and text logo (reg. sm)]

GLOBAL GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Global Growth seeks capital growth by investing primarily in equity securities of issuers in developed countries worldwide, including the United
    States.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a growth investment strategy developed by American
    Century to invest in stocks of U.S. and foreign companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks to buy for the fund.
    This means that they first look to invest in strong, growing companies, rather than simply investing in any company in a growing industry or sector.
    The fund managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested, regardless of the movement of the market generally.

    Global Growth's assets will be primarily invested in equity securities of issuers in developed countries. The fund  considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
    Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New
    Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
    Kingdom, and the United States.

    Additional information about Global Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and  investment strategies that significantly affected the fund's  performance during the most recent fiscal period. You may  get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Global Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  As with all funds, at any given time your shares may be worth more or less than the price you paid for them.  As a result, it is possible to lose money by investing in  the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on a change in the exchange rate between the fund's foreign currencies and the
    U.S. dollar.

Global Growth                                 American Century Investments

    In summary, Global Growth is intended for investors who find U.S. and foreign growth securities an appropriate  investment and who are willing to accept the risk associated with the fund's investment strategy. An investment in the fund is not appropriate for investors who are unable  to tolerate fluctuations in the value of their investment.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Global Growth's
    Investor Class shares for each full calendar year since the fund's inception on December 1, 1998. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]

    Calendar Year-By-Year Returns(1)
        2000        -5.77%
        1999        86.09%

        (1) As of June 30, 2001, the end of the most recent calendar quarter,
        Global Growth's year-to-date return was -18.35%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                            Highest                     Lowest
    ---------------------------------------------------------------------------
    Global Growth           51.95% (4Q 1999)            -17.88% (1Q 2001)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The MSCI World Free Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                    1 YEAR            LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 2001)
        Global Growth              -23.67%               18.70%
        MSCI World Free Index      -20.40%                0.59%

        (1) The inception date for Global Growth is December 1, 1998.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        Management Fee                               1.30%(1)
        Distribution and Service (12b-1) Fees        None
        Other Expenses                               0.00%(2)
        Total Annual Fund Operating Expenses         1.30%

        (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year      3 years       5 years        10 years
                    $132        $410          $710           $1,558

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Global Growth team:

    HENRIK STRABO, Chief Investment Officer - International Equities, has been a member of the team that manages Global Growth since its inception in
    December 1998. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

Global Growth                                                  Fund Profile

    BRADLEY AMOILS, Portfolio Manager, has been a member of the team that manages Global Growth since its inception in December 1998. He joined
    American Century in July 1997 as an Investment Analyst and was promoted to
    Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities Analyst for Oppenheimer Funds from January 1996 to
    June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to
    December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand-Johannesburg-South Africa and an MBA from
    Columbia University Graduate School of Business.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
    Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance  falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Global Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some  redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Global Growth pays distributions of substantially all  of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two.
    Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional  shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing  in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM              [graphic of arrow]

SH-PRF-26045   0108                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation